UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  1370 Avenue of the Americas
          25th Floor
          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York                May 12, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        5

Form 13F Information Table Value Total: $573,481
                                       (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:  None

                                             FORM 13F INFORMATION TABLE

                                                           VALUE        SHRS  OR   SH/PUT   INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS   CUSIP      (x 1000)     PRN AMT    PRN/CALL DISCRETION  MANAGERS SOLE   SHARED NONE

Andrx Corp.                    Andrx Group      034553107  215,547,330  9,079,500  Sh        Sole        None    9,079,500
Benchmark Electronics Inc.     Common           08160H101   29,725,085    775,100  Sh        Sole        None      775,100
Brink's Co.                    Common           109696104  198,370,080  3,908,000  Sh        Sole        None    3,908,000
Checkpoint Systems Inc.        Common           162825103   52,717,056  1,961,200  Sh        Sole        None    1,961,200
Dendrite International, Inc.   Common           248239105   77,121,135  5,649,900  Sh        Sole        None    5,649,900


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